Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
October 31, 2022
BCF-NPRT1-1222
1.809076.119
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.9%
Entertainment - 2.3%
Activision Blizzard, Inc.	190,090	13,839
Endeavor Group Holdings, Inc. (a)	1,645,017	35,927
Netflix, Inc. (a)	2,178,775	635,941
Sea Ltd. ADR (a)	1,908,537	94,816
Universal Music Group NV	2,008,899	39,446
		819,969
Interactive Media & Services - 8.5%
Alphabet, Inc. Class A (a)	21,586,340	2,040,125
Meta Platforms, Inc. Class A (a)	6,045,028	563,155
Pinterest, Inc. Class A (a)	603,714	14,851
Snap, Inc. Class A (a)(b)	47,206,472	467,816
Tencent Holdings Ltd. sponsored ADR	459,400	12,073
		3,098,020
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	238,020	36,074
TOTAL COMMUNICATION SERVICES		3,954,063
CONSUMER DISCRETIONARY - 29.1%
Automobiles - 4.5%
General Motors Co.	727,844	28,568
Neutron Holdings, Inc. (a)(c)(d)	7,152,433	172
Rad Power Bikes, Inc. (a)(c)(d)	928,091	3,824
Rivian Automotive, Inc. (b)	3,889,408	136,013
Tesla, Inc. (a)	6,479,190	1,474,275
		1,642,852
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	3,416,300	365,237
Caesars Entertainment, Inc. (a)	3,975,085	173,830
Chipotle Mexican Grill, Inc. (a)	98,924	148,221
Hilton Worldwide Holdings, Inc.	947,339	128,137
Marriott International, Inc. Class A	1,272,937	203,810
Penn Entertainment, Inc. (a)	6,917,553	228,971
Sonder Holdings, Inc.:
rights (a)(d)	16,222	12
rights (a)(d)	16,221	10
rights (a)(d)	16,222	8
rights (a)(d)	16,221	7
rights (a)(d)	16,221	6
rights (a)(d)	16,221	6
Sweetgreen, Inc. Class A (b)	6,842,529	127,271
		1,375,526
Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,456,173	92,583
Amazon.com, Inc. (a)	23,712,200	2,429,078
Deliveroo PLC Class A (a)(e)	11,852,649	11,847
FSN E-Commerce Ventures Private Ltd. (a)(c)	6,140,430	84,653
JD.com, Inc.:
Class A	122,161	2,225
sponsored ADR	1,884,233	70,263
Lyft, Inc. (a)(b)	18,677,609	273,440
Pinduoduo, Inc. ADR (a)	2,459,939	134,878
Uber Technologies, Inc. (a)	22,358,345	594,061
Wayfair LLC Class A (a)	1,055,431	40,022
		3,733,050
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	2,320,426	367,788
Ollie's Bargain Outlet Holdings, Inc. (a)	786,755	44,058
Target Corp. (b)	300,127	49,296
		461,142
Specialty Retail - 5.0%
American Eagle Outfitters, Inc. (b)(f)	11,738,257	133,347
Bath & Body Works, Inc.	340,162	11,355
Burlington Stores, Inc. (a)(b)	263,380	37,653
Carvana Co. Class A (a)(b)	1,943,135	26,291
Fanatics, Inc. Class A (a)(c)(d)	1,938,909	147,687
Five Below, Inc. (a)	1,326,660	194,157
Floor & Decor Holdings, Inc. Class A (a)(b)	490,264	35,971
Lowe's Companies, Inc.	3,391,312	661,136
RH (a)(b)	685,583	174,090
TJX Companies, Inc.	3,426,398	247,043
Victoria's Secret & Co. (a)	2,380,088	89,491
Warby Parker, Inc. (a)(b)	4,143,717	66,507
		1,824,728
Textiles, Apparel & Luxury Goods - 4.2%
Capri Holdings Ltd. (a)	4,233,078	193,367
Crocs, Inc. (a)	2,674,066	189,190
Deckers Outdoor Corp. (a)	742,499	259,823
Hermes International SCA	11,418	14,787
lululemon athletica, Inc. (a)	1,397,150	459,718
LVMH Moet Hennessy Louis Vuitton SE	124,141	78,332
NIKE, Inc. Class B	3,196,092	296,214
On Holding AG (a)	2,524,304	44,403
Tory Burch LLC (a)(c)(d)(g)	293,611	10,053
		1,545,887
TOTAL CONSUMER DISCRETIONARY		10,583,185
CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	162,401	60,623
Celsius Holdings, Inc. (a)(b)	3,616,859	329,424
Constellation Brands, Inc. Class A (sub. vtg.)	74,707	18,459
		408,506
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	51,117	1,977
Costco Wholesale Corp.	7,649	3,836
		5,813
Food Products - 0.1%
Sovos Brands, Inc. (a)	62,488	866
The Real Good Food Co. LLC:
Class B (d)(f)	1,262,073	0
Class B unit (e)(f)	1,262,073	8,443
The Real Good Food Co., Inc.	47,922	321
		9,630
Household Products - 0.1%
Procter & Gamble Co.	276,812	37,278
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (a)(c)(d)	21,148	118
Class B (a)(c)(d)	6,625	37
		155
TOTAL CONSUMER STAPLES		461,382
ENERGY - 5.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	975,104	35,513
Oil, Gas & Consumable Fuels - 5.8%
Antero Resources Corp. (a)	1,992,524	73,046
Cenovus Energy, Inc. (Canada)	1,872,772	37,858
Cheniere Energy, Inc.	287,286	50,680
Denbury, Inc. (a)	700,477	64,031
Devon Energy Corp.	1,810,886	140,072
Diamondback Energy, Inc.	1,265,071	198,755
EOG Resources, Inc.	1,605,358	219,163
EQT Corp.	389,884	16,313
Equinor ASA	374,300	13,637
Exxon Mobil Corp.	1,204,549	133,476
Hess Corp.	1,930,131	272,303
Marathon Oil Corp.	2,081,981	63,396
Northern Oil & Gas, Inc.	508,425	17,358
Occidental Petroleum Corp.	1,699,728	123,400
Ovintiv, Inc.	255,840	12,958
Phillips 66 Co.	907,667	94,661
Pioneer Natural Resources Co.	698,194	179,024
Range Resources Corp.	359,591	10,241
Reliance Industries Ltd.	6,959,093	214,338
Reliance Industries Ltd. sponsored GDR (e)	224,639	13,714
Valero Energy Corp.	1,214,920	152,533
		2,100,957
TOTAL ENERGY		2,136,470
FINANCIALS - 1.0%
Banks - 0.3%
Kotak Mahindra Bank Ltd.	779,186	17,903
Wells Fargo & Co.	2,170,181	99,807
		117,710
Consumer Finance - 0.6%
American Express Co.	1,405,270	208,612
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	6,428,801	9,900
Berkshire Hathaway, Inc. Class B (a)	41,990	12,391
Housing Development Finance Corp. Ltd.	697,722	20,817
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	204,327	14,013
		57,121
TOTAL FINANCIALS		383,443
HEALTH CARE - 8.5%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	696,196	144,294
Arcutis Biotherapeutics, Inc. (a)	675,039	11,935
Argenx SE ADR (a)	88,860	34,471
Ascendis Pharma A/S sponsored ADR (a)	428,576	49,286
Cibus Corp. Series C (a)(c)(d)(g)	6,861,885	13,381
CytomX Therapeutics, Inc. (a)(e)	378,621	496
Generation Bio Co. (a)	792,523	4,058
Instil Bio, Inc. (a)	534,779	1,765
Karuna Therapeutics, Inc. (a)	169,550	37,189
Regeneron Pharmaceuticals, Inc. (a)	98,542	73,783
Vertex Pharmaceuticals, Inc. (a)	265,554	82,853
Verve Therapeutics, Inc. (a)	428,772	16,165
		469,676
Health Care Equipment & Supplies - 1.9%
Axonics Modulation Technologies, Inc. (a)	708,644	51,830
Boston Scientific Corp. (a)	240,149	10,353
DexCom, Inc. (a)	2,331,709	281,624
Insulet Corp. (a)	316,352	81,875
Oddity Tech Ltd. (c)(d)	23,418	8,174
Shockwave Medical, Inc. (a)	847,590	248,471
TransMedics Group, Inc. (a)	102,324	4,934
		687,261
Health Care Providers & Services - 2.0%
agilon health, Inc. (a)	369,779	7,340
Alignment Healthcare, Inc. (a)	902,804	11,953
Centene Corp. (a)	403,826	34,378
Cigna Corp.	79,000	25,522
Elevance Health, Inc.	38,770	21,198
Guardant Health, Inc. (a)	2,028,900	100,431
Humana, Inc.	27,342	15,259
LifeStance Health Group, Inc. (a)	1,399,337	10,565
Surgery Partners, Inc. (a)	572,897	15,577
UnitedHealth Group, Inc.	909,155	504,717
		746,940
Health Care Technology - 0.0%
Certara, Inc. (a)	378,533	4,629
MultiPlan Corp. warrants (a)(c)	138,859	16
		4,645
Life Sciences Tools & Services - 0.9%
Danaher Corp.	604,600	152,160
ICON PLC (a)	99,433	19,672
Olink Holding AB ADR (a)	621,252	11,388
Seer, Inc. (a)	313,254	2,453
Thermo Fisher Scientific, Inc.	203,813	104,754
Veterinary Emergency Group LLC Class A (a)(c)(d)(g)	524,494	33,316
		323,743
Pharmaceuticals - 2.4%
Eli Lilly & Co.	1,535,257	555,901
Roche Holding AG (participation certificate)	45,600	15,130
Zoetis, Inc. Class A	1,909,771	287,955
		858,986
TOTAL HEALTH CARE		3,091,251
INDUSTRIALS - 2.1%
Aerospace & Defense - 1.3%
Airbus Group NV	274,137	29,663
General Dynamics Corp.	36,717	9,172
Howmet Aerospace, Inc.	1,109,184	39,431
L3Harris Technologies, Inc.	136,443	33,629
Lockheed Martin Corp.	56,948	27,715
Northrop Grumman Corp.	52,907	29,046
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,961,836	207,329
Class C (a)(c)(d)	27,830	1,948
The Boeing Co. (a)	694,385	98,957
		476,890
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)(c)	2,469,600	9,755
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	1,671,464	15,244
Electrical Equipment - 0.3%
Acuity Brands, Inc.	646,655	118,706
Machinery - 0.1%
Deere & Co.	76,391	30,237
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	305,933	72,341
Bird Global, Inc. (a)(c)	1,821,129	791
Bird Global, Inc.:
Class A (a)(b)	15,146,562	6,577
rights (a)(d)	262,923	11
rights (a)(d)	262,922	8
rights (a)(d)	262,922	5
Hertz Global Holdings, Inc. (b)	2,400,860	44,176
		123,909
TOTAL INDUSTRIALS		774,741
INFORMATION TECHNOLOGY - 37.4%
Electronic Equipment & Components - 0.0%
Mobileye Global, Inc. (a)	333,200	8,790
IT Services - 2.5%
Adyen BV (a)(e)	5,563	7,942
Cloudflare, Inc. (a)	92,394	5,204
MasterCard, Inc. Class A	1,280,115	420,108
MongoDB, Inc. Class A (a)	175,798	32,176
Okta, Inc. (a)	1,890,155	106,075
PayPal Holdings, Inc. (a)	644,616	53,877
Snowflake, Inc. (a)	235,862	37,809
Twilio, Inc. Class A (a)	2,033,761	151,251
Visa, Inc. Class A	389,006	80,586
X Holdings I, Inc. (c)(d)	19,660	19,660
		914,688
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	3,730,779	224,071
ASML Holding NV	87,490	41,332
Cirrus Logic, Inc. (a)	685,220	45,992
GlobalFoundries, Inc.	3,785,081	214,614
Lam Research Corp.	163,686	66,257
Marvell Technology, Inc.	26,973,761	1,070,319
Monolithic Power Systems, Inc.	217,624	73,872
NVIDIA Corp.	12,286,913	1,658,365
NXP Semiconductors NV	3,664,695	535,339
onsemi (a)	3,287,194	201,932
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,032,465	63,548
Teradyne, Inc.	1,554,221	126,436
Wolfspeed, Inc. (a)	19,273	1,518
		4,323,595
Software - 11.0%
Atlassian Corp. PLC (a)(b)	51,199	10,380
Atom Tickets LLC (a)(c)(d)(g)	1,204,239	0
Bill.Com Holdings, Inc. (a)(b)	396,376	52,861
Coupa Software, Inc. (a)	527,792	28,094
Crowdstrike Holdings, Inc. (a)	457,790	73,796
Datadog, Inc. Class A (a)	538,561	43,360
Elastic NV (a)	254,618	16,283
Epic Games, Inc. (a)(c)(d)	6,131	5,456
HubSpot, Inc. (a)	436,437	129,430
Intuit, Inc.	375,824	160,665
Microsoft Corp.	12,559,839	2,915,515
Oracle Corp.	99,600	7,776
Paycom Software, Inc. (a)	166,840	57,727
Pine Labs Private Ltd. (a)(c)(d)	9,912	4,974
Salesforce.com, Inc. (a)	2,039,837	331,657
ServiceNow, Inc. (a)	162,654	68,435
Splunk, Inc. (a)	470,737	39,123
Stripe, Inc. Class B (a)(c)(d)	173,600	4,133
Tanium, Inc. Class B (a)(c)(d)	554,900	4,833
Zoom Video Communications, Inc. Class A (a)	546,718	45,618
		4,000,116
Technology Hardware, Storage & Peripherals - 12.0%
Apple, Inc.	28,440,675	4,361,088
TOTAL INFORMATION TECHNOLOGY		13,608,277
MATERIALS - 1.1%
Chemicals - 0.7%
CF Industries Holdings, Inc.	720,953	76,608
Nutrien Ltd. (b)	937,709	79,231
The Mosaic Co.	1,688,413	90,752
		246,591
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	5,408,290	171,389
TOTAL MATERIALS		417,980
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(b)	12,876,971	33,094
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (e)	86,238	7,115
TOTAL COMMON STOCKS (Cost $22,126,273)		35,451,001

Preferred Stocks - 2.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B(a)(c)(d)	524,232	20,324
Series E(a)(c)(d)	43,813	1,699
Series F(a)(c)(d)	457,142	17,723
		39,746
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	120,997	499
Series C(a)(c)(d)	476,111	1,962
Series D(a)(c)(d)	867,000	3,572
		6,033
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(c)(d)	6,100	2,165
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(g)	100,182	24,931
		27,096
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G(a)(c)(d)	166,200	30,566
Series H(a)(c)(d)	104,029	19,132
Instacart, Inc.:
Series H(a)(c)(d)	245,379	9,104
Series I(a)(c)(d)	118,846	4,409
		63,211
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (a)(c)(d)	276,495	4,333
CelLink Corp. Series D (c)(d)	771,513	11,619
		15,952
TOTAL CONSUMER DISCRETIONARY		112,292

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(c)(d)	170,685	6,602

Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	1,091,300	7,159
Bowery Farming, Inc. Series C1 (a)(c)(d)	161,262	4,146
		11,305
Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	2,570,575	14,344
Series D(a)(c)(d)	13,822	77
Series E(a)(c)(d)	14,959	83
		14,504
TOTAL CONSUMER STAPLES		32,411

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (c)(d)	5,347	1,089

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	3,301	731

TOTAL HEALTH CARE		1,820

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems:
Series B(a)(c)(d)	270,130	13,606
Series B2(c)(d)	141,569	7,131
Relativity Space, Inc. Series E (a)(c)(d)	2,480,614	49,315
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	97,277	68,094
Series H(a)(c)(d)	25,767	18,037
Series N(a)(c)(d)	79,406	55,584
		211,767
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	101,010	8,325

TOTAL INDUSTRIALS		220,092

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Meesho Series F (a)(c)(d)	546,589	35,933
Xsight Labs Ltd. Series D (a)(c)(d)	1,192,000	7,998
		43,931
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	12,084,432	10,396
Menlo Micro, Inc. Series C (c)(d)	4,680,700	3,812
		14,208
IT Services - 0.2%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	646,522	20
ByteDance Ltd. Series E1 (a)(c)(d)	293,038	46,013
Yanka Industries, Inc. Series F (a)(c)(d)	508,854	7,852
		53,885
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (c)(d)	391,847	6,293
Astera Labs, Inc.:
Series A(c)(d)	672,992	6,441
Series B(c)(d)	114,587	1,097
Series C(a)(c)(d)	1,572,300	15,047
Series D(c)(d)	2,623,426	25,106
GaN Systems, Inc.:
Series F1(c)(d)	661,660	3,057
Series F2(c)(d)	349,385	1,614
SiMa.ai:
Series B(a)(c)(d)	2,821,200	16,984
Series B1(c)(d)	188,978	1,338
		76,977
Software - 0.3%
Bolt Technology OU Series E (c)(d)	170,267	20,801
Databricks, Inc.:
Series G(a)(c)(d)	437,958	23,277
Series H(a)(c)(d)	273,924	14,559
Dataminr, Inc. Series D (a)(c)(d)	277,250	5,442
Delphix Corp. Series D (a)(c)(d)	675,445	4,431
Malwarebytes Corp. Series B (a)(c)(d)	1,056,193	8,333
Mountain Digital, Inc. Series D (c)(d)	524,265	7,261
Skyryse, Inc. Series B (c)(d)	560,000	11,234
Stripe, Inc. Series H (a)(c)(d)	73,100	1,741
Tenstorrent, Inc. Series C1 (a)(c)(d)	77,800	3,404
		100,483
TOTAL INFORMATION TECHNOLOGY		289,484

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(c)(d)	2,271,329	68,867

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(c)(d)	341,408	10,529

TOTAL CONVERTIBLE PREFERRED STOCKS		775,241
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	50,654,200	1,221
Series 1D(a)(c)(d)	85,315,542	2,056
Waymo LLC Series A2 (a)(c)(d)	81,316	3,726
		7,003
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (c)	1,244,183	61,004

TOTAL CONSUMER DISCRETIONARY		68,007

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ZKH Group Ltd. Series F (d)	21,325,985	12,068

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	29,758	6,440

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	709,497	13,296

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	23,689	11,887
Series A(a)(c)(d)	5,920	2,971
Series B(a)(c)(d)	6,440	3,232
Series B2(a)(c)(d)	5,209	2,614
Series C(a)(c)(d)	9,690	4,862
Series C1(a)(c)(d)	2,041	1,024
Series D(a)(c)(d)	2,183	1,095
		27,685
TOTAL INFORMATION TECHNOLOGY		40,981

TOTAL NONCONVERTIBLE PREFERRED STOCKS		127,496
TOTAL PREFERRED STOCKS (Cost $868,260)		902,737

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(i)	20,045	17,607
4% 5/22/27 (c)(d)	2,433	2,351
4% 6/12/27 (c)(d)	647	626
(Cost $23,125)		20,584

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	5,145	5,145
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(j)	15,508	8,458
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(j)	4,320	4,320
TOTAL PREFERRED SECURITIES (Cost $24,973)		17,923

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (k)	64,592,482	64,605
Fidelity Securities Lending Cash Central Fund 3.10% (k)(l)	748,573,560	748,648
TOTAL MONEY MARKET FUNDS (Cost $813,253)		813,253

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $23,855,884)	37,205,498
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(799,176)
NET ASSETS - 100.0%	36,406,322

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,376,000 or 4.2% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,557,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

AgBiome LLC Series C	6/29/18	6,912

Algolia SAS Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	24,503

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Astera Labs, Inc. Series A	5/17/22	6,844

Astera Labs, Inc. Series B	5/17/22	1,165

Astera Labs, Inc. Series C	8/24/21	5,286

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	26,679

Atom Tickets LLC	8/15/17	7,195

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360

CelLink Corp. Series D	1/20/22	16,066

Cibus Corp. Series C	2/16/18 - 6/23/21	12,238

Circle Internet Financial Ltd. Series E	5/11/21	20,193

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Dataminr, Inc. Series D	3/06/15	3,535

Delhivery Private Ltd.	5/20/21	12,055

Delphix Corp. Series D	7/10/15	6,079

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Enevate Corp. 0% 1/29/23	1/29/21	5,145

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	16,851

GaN Systems, Inc. Series F1	11/30/21	5,611

GaN Systems, Inc. Series F2	11/30/21	2,963

GaN Systems, Inc. 0%	11/30/21	15,508

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

Instacart, Inc. Series H	11/13/20	14,723

Instacart, Inc. Series I	2/26/21	14,856

JUUL Labs, Inc. Class A	12/20/17	453

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Malwarebytes Corp. Series B	12/21/15	10,958

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,037

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 10/27/25	10/29/21	20,045

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Oddity Tech Ltd.	1/06/22	10,079

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Reddit, Inc. Series B	7/26/17	7,442

Reddit, Inc. Series E	5/18/21	1,861

Reddit, Inc. Series F	8/11/21	28,249

Redwood Materials Series C	5/28/21	16,184

Relativity Space, Inc. Series E	5/27/21	56,645

SiMa.ai Series B	5/10/21	14,465

SiMa.ai Series B1	4/25/22	1,340

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15	7,535

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent, Inc. Series C1	4/23/21	4,626

Tenstorrent, Inc. 0%	4/23/21	4,320

Tory Burch LLC	5/14/15	20,623

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,638

Waymo LLC Series A2	5/08/20	6,982

X Holdings I, Inc.	10/25/22	19,660

Xsight Labs Ltd. Series D	2/16/21	9,531

Yanka Industries, Inc. Series F	4/08/21	16,221

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	-	429,024	364,419	125	-	-	64,605	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	776,449	1,066,201	1,094,002	1,251	-	-	748,648	2.1%
Total	776,449	1,495,225	1,458,421	1,376	-	-	813,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
American Eagle Outfitters, Inc.	116,007	23,548	808	-	8	(5,408)	133,347
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	8,203	-	-	-	-	240	8,443
The Real Good Food Co., Inc.	314	-	2	-	(2)	11	-
Total	124,524	23,548	810	-	6	(5,157)	141,790

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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